Notes on the consolidated statements of operations (Details 17) - Affinitas GmbH	12 Months Ended
	Dec. 31, 2017 EUR (€) Year	Dec. 31, 2016 EUR (€) Year	Dec. 31, 2015 EUR (€) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario	€ 551
Share price IPO Scenario	1,489
Weighted average option exercise price	€ 1,000	€ 1,260	€ 1,317
Volatility	37.20%
Dividend yield	0.00%	0.00%	0.00%
Risk-free rate	(0.653%)
Weighted-average option fair value	€ 520	€ 324	€ 445
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario		291	211
Share price IPO Scenario		€ 1,289	€ 1,570
Volatility		35.90%	34.30%
Expected life | Year	2.8	1.0	2.0
Risk-free rate		(0.743%)	(0.261%)
Fair value per Option	€ 481	€ 271	€ 198
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario		380	729
Share price IPO Scenario		€ 1,381	€ 1,647
Volatility		37.90%	35.10%
Expected life | Year	3.8	2.8	3.3
Risk-free rate		(0.462%)	(0.184%)
Fair value per Option	€ 572	€ 383	€ 731